Prepaid expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Prepaid expenses
7.	Prepaid expenses
The Group pays commissions to its retail stores and authorized dealers, primarily for wireless and fixed-line telecommunication services. The Group capitalized certain costs associated with commissions paid to retail stores and authorized dealers to obtain new and retained customer contracts as prepaid expenses. These prepaid expenses are amortized on a straight-line basis over the periods that the Group expects to maintain its customers.
(1)    Details of prepaid expenses as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Current assets:
Incremental costs of obtaining contracts	￦	1,886,680	2,016,570
Others		100,823	111,779

	￦	1,987,503	2,128,349

Non-current assets:
Incremental costs of obtaining contracts	￦	977,236	982,952
Others		91,912	80,759

	￦	1,069,148	1,063,711

(2)    Incremental costs of obtaining contracts
The amortization and impairment losses in connection with incremental costs of obtaining contracts recognized for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Amortization and impairment losses recognized(*)	￦	2,634,134	2,418,947	2,193,333

(*)	Includes amounts related to discontinued operations.